SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2016
Securities Sold Under Agreements To Repurchase Tables [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	2015	2016
	(EUR in millions)
Securities sold under agreements to repurchase	85	4,740
Securities sold under agreements to repurchase:
Average outstanding during the year	416	2,713
Weighted average interest rate during the year	0.50%	0.17%
Weighted average interest rate at year end	1.74%	0.23%
Amount outstanding at month end:
January	607	64
February	129	164
March	110	942
April	124	1,490
May	90	2,475
June	173	4,028
July	166	3,822
August	90	3,823
September	88	4,017
October	90	4,813
November	86	4,807

Schedule Of Quantitative Information About Financial Assets And Associated Liabilities Accounted For As Secured Borrowings

	2016
Securities sold under agreements to repurchase	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
	(EUR in millions)
Debt securities issued by other governments and public entities	-	9	-		9
Debt securities issued by financial institutions incorporated outside Greece	-	4,638	-	47	4,685
Corporate debt securities issued by companies incorporated in Greece	-	-	-	46	46
Total	-	4,647	-	93	4,740

Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction.